Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2019	€ 597,114	€ 6,443	€ 1,122,097	€ (34)	€ 79,931	€ (611,323)
Statement [LineItems]
Loss for the period	(63,317)					(63,317)
Other comprehensive income / (loss), net of tax	86			86
Total comprehensive income / (loss)	(63,231)			86		(63,317)
Transactions with Owners
Share-based payment (Note 7)	14,949				14,949
Capital increase
Cost of capital increase
Equity at Mar. 31, 2020	548,832	6,443	1,122,097	52	94,880	(674,640)
Equity at Dec. 31, 2020	838,711	7,217	1,728,747	(76)	133,101	(1,030,278)
Statement [LineItems]
Loss for the period	(62,792)					(62,792)
Other comprehensive income / (loss), net of tax	1,842			1,842
Total comprehensive income / (loss)	(60,950)			1,842		(62,792)
Transactions with Owners
Share-based payment (Note 7)	23,076				23,076
Capital increase	1,982	11	1,971
Cost of capital increase
Equity at Mar. 31, 2021	€ 802,819	€ 7,228	€ 1,730,718	€ 1,766	€ 156,177	€ (1,093,070)